Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment of Useful Lives	Dec. 31, 2023
Machinery and Equipment [Member]
Schedule of Property and Equipment of Useful Lives [Line Items]
Property and equipment estimated useful lives	10 years
Energy Equipment [Member]
Schedule of Property and Equipment of Useful Lives [Line Items]
Property and equipment estimated useful lives	3 years
Transportation Equipment [Member]
Schedule of Property and Equipment of Useful Lives [Line Items]
Property and equipment estimated useful lives	4 years
Other equipment [Member]
Schedule of Property and Equipment of Useful Lives [Line Items]
Property and equipment estimated useful lives	5 years
Leasehold Improvements [Member]
Schedule of Property and Equipment of Useful Lives [Line Items]
Leasehold improvement	Over the shorter of the lease term or estimated useful lives